Voya Index Solution Income Portfolio Average Annual Total Returns - Class ADV I S S2 Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			11.30%	3.36%	4.92%
Performance Inception Date		Mar. 10, 2008
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class ADV | S&P Target Date Retirement Income Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.66%	4.15%	5.32%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			11.83%	3.88%	5.45%
Performance Inception Date		Mar. 10, 2008
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class I | S&P Target Date Retirement Income Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.66%	4.15%	5.32%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			11.56%	3.61%	5.18%
Performance Inception Date		Mar. 10, 2008
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class S | S&P Target Date Retirement Income Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.66%	4.15%	5.32%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			11.36%	3.46%	5.02%
Performance Inception Date		May 28, 2009
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class S2 | S&P Target Date Retirement Income Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.66%	4.15%	5.32%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.